Pension and Non-pension Post-employment Benefit Plans - Percentages and Assumptions Used in Measuring the Plans (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plans
Weighted average discount rate at December 31 (i) for:
Benefit obligations	2.50%	2.60%	3.80%
Net pension cost	2.60%	3.80%	3.70%
Weighted average rate of compensation increase for:
Benefit obligations	4.00%	3.90%	3.80%
Net pension cost	3.90%	3.80%	3.80%
Pension Plans | Discount rate
Healthcare cost trend rates:
1% Increase	$ (58.9)
1% Decrease	$ 77.4
Impact on defined benefit obligation, increase in assumption	1.00%
Impact on defined benefit obligation, decrease in assumption	1.00%
Pension Plans | Healthcare cost trend rate
Healthcare cost trend rates:
1% Increase	$ 0.0
1% Decrease	$ 0.0
Impact on defined benefit obligation, increase in assumption	1.00%
Impact on defined benefit obligation, decrease in assumption	1.00%
Other Benefit Plans
Weighted average discount rate at December 31 (i) for:
Benefit obligations	3.60%	3.90%	4.10%
Net pension cost	3.90%	4.10%	3.90%
Weighted average rate of compensation increase for:
Benefit obligations	4.60%	4.60%	4.60%
Net pension cost	4.60%	4.60%	4.60%
Healthcare cost trend rates:
Immediate trend	5.80%	5.90%	6.20%
Ultimate trend	4.50%	4.50%	4.50%
Other Benefit Plans | Discount rate
Healthcare cost trend rates:
1% Increase	$ (9.4)
1% Decrease	$ 11.7
Impact on defined benefit obligation, increase in assumption	1.00%
Impact on defined benefit obligation, decrease in assumption	1.00%
Other Benefit Plans | Healthcare cost trend rate
Healthcare cost trend rates:
1% Increase	$ 8.6
1% Decrease	$ (6.7)
Impact on defined benefit obligation, increase in assumption	1.00%
Impact on defined benefit obligation, decrease in assumption	1.00%